Inventory (Tables)	12 Months Ended
Mar. 31, 2026
Classes of current inventories [Abstract]
Disclosure of inventories [Table Text Block]
	March 31, 2026	March 31, 2025
Parts	$3,951,819	$4,208,596
Work in Process	11,195,408	11,282,556
Finished Goods	8,678,152	10,110,736
Total	$23,825,379	$25,601,888